Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Transactions with Related Parties
Transactions with Related Parties
20.	Transactions with Related Parties

The principal transactions carried out by the Group with affiliated companies, including equity investees, stockholders and entities in which stockholders have an equity interest, for the years ended December 31, 2021, 2020 and 2019, were as follows:

	2021		2020		2019
Revenues, other income and interest income:
Royalties (Univision) (a)	Ps.	8,548,036	Ps.	8,155,338	Ps.	7,527,364
Programming production and transmission rights (b)		738,650		707,247		485,157
Telecom services (c)		57,759		97,754		71,979
Administrative services (d)		7,371		13,561		20,598
Advertising (e)		10,417		36,385		151,296
Interest income (f)		49,736		64,809		83,625
	Ps.	9,411,969	Ps.	9,075,094	Ps.	8,340,019
Costs and expenses:
Donations	Ps.	26,606	Ps.	26,729	Ps.	26,285
Administrative services (d)		19,410		1,529		24,899
Technical services (g)		295,915		459,960		465,250
Programming production, transmission rights and telecom (h)		787,487		674,270		666,312
	Ps.	1,129,418	Ps.	1,162,488	Ps.	1,182,746

(a)	The Group receives royalties from Univision for programming provided pursuant to an amended PLA, pursuant to which Univision has the right to broadcast certain Televisa content in the United States for a term that commenced on January 1, 2011 to end 7.5 years after the Group has sold two-thirds of its initial investment in UHI made in December 2010. The amended PLA includes a provision for certain yearly minimum guaranteed advertising, with a value of U.S.$35.1 million (Ps.712,417), U.S.$42.6 million (Ps.909,159) and U.S.$32.3 million (Ps.625,410), for the fiscal years 2021, 2020 and 2019, respectively, to be provided by Univision, at no cost, for the promotion of certain Group businesses. This advertising does not have commercial substance for the Group, as it is related to activities that are considered ancillary to Group’s normal operations in the United States. The Group received these royalties through January 31, 2022, as a result of the Transaction with UH II, which was closed on that date (see Notes 3, 9, 10 and 30).
(b)	Services rendered to Univision in 2021, 2020 and 2019.
(c)	Services rendered to a subsidiary of AT&T, Inc. (“AT&T”) in 2021, 2020 and 2019, and Univision in 2021.
(d)	The Group receives revenue from and is charged by affiliates for various services, such as: property and equipment rental, security and other services, at rates which are negotiated. The Group provides management services to affiliates, which reimburse the Group for the incurred payroll and related expenses.
(e)	Advertising services rendered to Univision in 2021, OCEN and Univision in 2020, OCEN, Univision and Editorial Clío, Libros y Videos, S.A. de C.V. (“Editorial Clío”) in 2019.
(f)	Includes mainly interest income from GTAC.
(g)	In 2021, 2020 and 2019, Sky received services from a subsidiary of AT&T, Inc. for play-out, uplink and downlink of signals.
(h)	Paid mainly to Univision and GTAC in 2021, 2020 and 2019. The Group pays royalties to Univision for programming provided pursuant to a Mexico License Agreement, under which the Group has the right to broadcast certain Univision content in Mexico for the same term as that of the PLA. The Group paid these royalties through January 31, 2022, as a result of the Transaction with UH II, which was closed on that date (see Notes 3, 9, 10 and 30). It also includes payments by telecom services to GTAC in 2021, 2020 and 2019. In 2021, includes payments by transmission rights to AT&T.

Other transactions with related parties carried out by the Group in the normal course of business include the following:

(1)	A consulting firm controlled by a relative of one of the Company’s directors, has provided consulting services and research in connection with the effects of the Group’s programming on its viewing audience. Total fees for such services during 2021, 2020 and 2019 amounted to Ps.19,983, Ps.19,433 and Ps.19,758, respectively.
(2)	Two Mexican banks have made loans to the Group. Some members of the Company’s Board serve as Board members of these banks.
(3)	Several other current members of the Company’s Board serve as members of the Boards and/or are stockholders of other companies, some of which purchased advertising services from the Group in connection with the promotion of their respective products and services.
(4)	During 2021, 2020 and 2019, a professional services firm in which the current Secretary of the Company´s Board maintains an interest, provided legal advisory services to the Group in connection with various corporate matters. Total fees for such services amounted to Ps.57,925, Ps.52,848 and Ps.34,603, respectively.
(5)	During 2021, 2020 and 2019, a professional services firm in which two current directors of the Company maintain an interest provided finance advisory services to the Group in connection with various corporate matters. Total fees for such services amounted to Ps.20,006, Ps.121,789 and Ps.20,554, respectively.
(6)	In 2021, 2020 and 2019, the Group entered into contracts leasing office space directly or indirectly from certain of our directors and officers for an aggregate annual amount of Ps.34,478, Ps.32,784 and Ps.29,613, respectively.

During 2021, 2020 and 2019, the Group paid to its directors, alternate directors and officers an aggregate compensation of Ps.1,115,354, Ps.936,794 and Ps.869,556, respectively, for services in all capacities. This compensation included certain amounts related to the use of assets and services of the Group, as well as travel expenses reimbursed to directors and officers. Projected benefit obligations related to the Group’s directors, alternate directors and officers amounted to Ps.212,310, Ps.196,584 and Ps.170,856  as of December 31, 2021, 2020 and 2019, respectively. Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers amounted to Ps.76,241, Ps.71,744 and Ps.82,768 as of December 31, 2021, 2020 and 2019, respectively. In addition, the Group has made conditional sales of the Company’s CPOs to its directors and officers under the LTRP.

In 2015, the Group established a deferred compensation plan for certain officers of its Cable segment, which was payable in certain revenue and EBITDA targets (as defined) of a five-year plan were met. The present value of this long-term employee benefit obligation as of December 31, 2020 and 2019 amounted to Ps.1,224,000 and Ps.1,258,013, respectively, and the related service net cost for the years ended December 31, 2020 and 2019, amounted to Ps.225,804 and Ps.199,195, respectively. In 2020 and 2019, the Group made contributions to a trust (plan assets) for funding this deferred compensation in the aggregate amount of Ps.435,500 and Ps.700,000, respectively. In 2020, the Group paid an amount of Ps.470,000, related to this deferred compensation plan. The deferred compensation liability, net of related plan assets, amounted to Ps.1,208 and Ps.199,726 as of December 31, 2020 and 2019, respectively, and was presented in other current liabilities and other long-term liabilities in the Group’s consolidated statements of financial position as of those dates. The related expense was classified in other expense in the Group’s consolidated statements of income (see Note 22). In March 2021, the Group made a final payment of Ps.1,107,658, related to this deferred compensation plan, which amount was funded by plan assets.

In 2021, the Group established a new deferred compensation plan for certain key officers of its Cable segment, which will be payable if certain revenue and EBITDA targets (as defined) of a five-year plan are met. The present value of this long-term employee benefit obligation as of December 31, 2021, amounted to Ps.207,640 and was presented in other long-term liabilities in the Group’s consolidated statement of financial position as of that date, and the net cost of related services for the year ended December 31, 2021, amounted to Ps.207,640, and was classified in other expense in the Group’s consolidated statement of income for the year ended on that date.

The balances of receivables and payables between the Group and related parties as of December 31, 2021 and 2020, were as follows:

	2021		2020
Current receivables:
UH II in 2021 and UHI in 2020, including Univision (1)	Ps.	819,355	Ps.	692,282
OCEN		—		34,137
Editorial Clío		337		2,308
Other		55,160		58,225
	Ps.	874,852	Ps.	786,952
Current payables:
AT&T	Ps.	54,598	Ps.	32,310
Other		27,472		50,697
	Ps.	82,070	Ps.	83,007

(1)	As of December 31, 2021 and 2020, receivables from UH II and UHI related primarily to the PLA amounted to Ps.819,355 and Ps.692,282, respectively. Through December 29, 2020, the Group recognized a provision associated with a consulting arrangement entered into by the Group, UHI and an entity controlled by the former chairman of the Board of Directors of UHI, by which upon consummation of a qualified initial public offering of the shares of UHI or an alternative exit plan for the main current investors in UHI, the Group would pay the entity a portion of a defined appreciation in excess of certain preferred returns and performance thresholds of UHI. In connection with the sale of shares by the former control stockholders of UHI, which was concluded on December 29, 2020, and the dissolution of the special-purpose entity for this arrangement, the Company cancelled this provision on that date, and recognized a non-cash other income in the amount of Ps.691,221 in the statement of income for the year ended December 31, 2020 (see Note 22).

All significant account balances included in amounts due from affiliates bear interest, in 2021 and 2020, average interest rates of 6.6% and 6.9% were charged, respectively. Advances and receivables are short-term in nature; however, these accounts do not have specific due dates.

Customer deposits and advances as of December 31, 2021 and 2020, included deposits and advances from affiliates and other related parties, in an aggregate amount of Ps.146,354 and Ps.119,736, respectively, which were primarily made by UH II and UHI, including Univision.

In 2012, a subsidiary of the Company entered into an amended lease contract with GTAC for the right to use certain capacity in a telecommunication network. This amended lease agreement contemplates annual payments to GTAC in the amount of Ps.41,400 through 2029, with an annual interest rate of the lower of TIIE plus 122 basis points or 6%  (see Notes 10, 11 and 14).